Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2021 and December 31, 2020.

($ millions)	June 30, 2021	December 31, 2020
Non-current financial debts
Facility B	795	794
Facility C	416	429
Local facilities (Japan)	49	—
Series 2026 notes	496	496
Series 2029 notes	992	992
Series 2030 notes	744	744
Series 2049 notes	494	494
Revolving facility	—	—
Total non-current financial debts	3,986	3,949

Current financial debts
Local facilities:
Japan	75	101
All others	37	49
Other short-term financial debts	20	12
Derivatives	4	7
Total current financial debts	136	169
Total financial debts	4,122	4,118